Taxation (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Weighted average tax rate	12.50%	21.10%	21.70%
Gross tax loss carry forwards, description	Amounting to CHF 151.5 million (2018: CHF 151.4 million), of which CHF 150.4 million related to Auris Medical AG, Auris Medical Holding Ltd. and Otolanum AG in Switzerland and CHF 1,1 million to Auris Medical Inc. in the United States (2018: CHF 150.3 million for Auris Medical AG and Otolanum AG and CHF 1.1 million for Auris Medical Inc.).